Activities of the Company	12 Months Ended
Dec. 31, 2025
Disclosure of parent entity information [Abstract]
Activities of the Company	Activities of the Company
Coca-Cola FEMSA, S.A.B. de C.V. (“Coca-Cola FEMSA”) is a Mexican corporation, mainly engaged in acquiring, holding and transferring all types of bonds, shares and marketable securities. Coca-Cola FEMSA and its subsidiaries (the “Company”), are mainly engaged in the production, distribution and marketing of certain Coca-Cola trademark beverages in Mexico, Central America (Guatemala, Nicaragua, Costa Rica and Panama), Colombia, Brazil, Uruguay, Argentina. The Coca-Cola trademark beverages include: sparkling beverages (colas and flavored sparkling beverages), waters and other beverages (including juice drinks, coffee, teas, milk, value-added dairy, sports drinks, energy drinks, alcoholic beverages and plant-based drinks). In addition, the Company distributes and sells Heineken-owned brand beer products in certain markets, Estrella Galicia and Therezópolis beer products in its Brazilian territories, ABI beer products in Costa Rica and Monster products in all of the countries where the Company operates.
Coca-Cola FEMSA is indirectly owned by Fomento Económico Mexicano, S.A.B. de C.V. (“FEMSA”), which holds 47.2% of its capital stock and 56.0% of its voting shares and The Coca-Cola Company (“TCCC”), which indirectly owns 27.8% of its capital stock and 32.9% of its voting shares. The remaining Coca-Cola FEMSA shares trade on the Bolsa Mexicana de Valores, S.A.B. de C.V. (“BMV: KOF UBL”) as series “L” shares which represents 15.6% of our common equity and its American Depositary Shares (“ADS”) (equivalent to ten series “L” shares) trade on the New York Stock Exchange, Inc (“NYSE: KOF”) as series “B” which represents 9.4% of the Company´s common equity. The address of its registered office and principal place of business is Mario Pani No. 100, Colonia Santa Fe Cuajimalpa, Alcaldía Cuajimalpa de Morelos, 05348, Mexico City, Mexico.
As of December 31, 2025 and 2024 the most significant subsidiaries which the Company controls are:

Company	Activity	Country	Percentage Owned 2025	Percentage Owned 2024
Propimex, S. de R.L. de C.V.	Distribution	Mexico	100.0%	100.0%
Controladora Interamericana de Bebidas, S. de R. L. de C.V.	Holding	Mexico	100.0%	100.0%
Spal Industria Brasileira de Bebidas, S.A.	Production and distribution	Brazil	84.4%	84.4%
Servicios Refresqueros del Golfo y Bajio, S. de R.L. de C.V.	Production	Mexico	100.0%	100.0%
Embotelladora Mexicana de Bebidas Refrescantes, S. de R.L. de C.V.	Production	Mexico	100.0%	100.0%